Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Loss Contingency, Receivable, Proceeds		$ 0
OPERATING ACTIVITIES
Net loss	$ 271,483	51,390
Non-cash and non-operating items:
Depreciation and amortization	219,589	205,238
Unrealized Gain (Loss) on Derivatives and Loss on Sale of Warrants	38,803
Unrealized loss (gain) on derivative instruments and loss on sale of warrants (note 16)		93,817
Write-down and loss on sales of vessels (note 7)	179,113	53,693
Loss on deconsolidation of Teekay Offshore (note 4)	0	7,070
Equity loss (income), net of dividends received	71,797	(28,382)
Income tax expense (note 17)	11,531	17,197
Unrealized (losses) gains	(28,532)	31,098
Other	30,603	20,982
Proceeds from Lease Payments	9,242	0
Change in operating assets and liabilities	41,729	(41,424)
Expenditures for dry docking	(46,266)	(28,782)
Net Cash Provided by (Used in) Operating Activities	256,126	84,413
Proceeds from Short-term Debt	125,000	0
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	449,686	843,854
Payment for Debt Extinguishment or Debt Prepayment Cost	774,401	681,664
Scheduled repayments of long-term debt and settlement of related swaps (note 10)	(171,946)	(265,868)
Repayments of Short-term Debt	(75,000)	0
Proceeds from financing related to sale-leaseback of vessels	381,526	526,692
Finance Lease, Principal Payments	72,559	54,122
Repayments of obligations related to finance leases	(111,617)	0
Net proceeds from equity issuances of Teekay Corporation (note 11)	0	103,657
Repurchase of Teekay LNG common units	(25,729)	0
Distributions paid from subsidiaries to non-controlling interests	(46,982)	(49,124)
Payments of Ordinary Dividends	5,523	16,637
Other financing activities	(580)	(595)
Net Cash Provided by (Used in) Financing Activities	(328,125)	406,193
INVESTING ACTIVITIES
Expenditures for vessels and equipment, net of warranty settlement $44,890 (2018 – $nil) (note 12a)	(98,713)	(564,464)
Proceeds from sale of equity-accounted investments and related assets (note 4)	100,000	54,438
Payments to Acquire Equity Method Investments	42,171	32,758
Loans to joint ventures and joint venture partners	0	(24,957)
Cash of transferred subsidiaries on sale, net of proceeds received (note 4)	0	25,254
Other investing activities	0	8,678
Net Cash Provided by (Used in) Investing Activities	(40,884)	(584,317)
Decrease in cash, cash equivalents and restricted cash	(112,883)	(93,711)
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning balance	505,639	552,174
Cash, cash equivalents, restricted cash and restricted cash equivalents, ending balance	$ 392,756	458,463
Accounting Standards Update 2016-02 [Member]
Non-cash and non-operating items:
Proceeds from Lease Payments		$ 8,400